Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Intangible assets
Gross Carrying Amount	$ 44,733,835	$ 6,918,572
Accumulated Amortization	(5,937,573)	(412,780)
Licensed digital assets [Member]
Intangible assets
Gross Carrying Amount	44,733,835	6,918,572
Accumulated Amortization	$ (5,937,573)	$ (412,780)